Document and Entity Information	Oct. 09, 2020
Prospectus:
Document Type	497
Document Period End Date	Oct. 09, 2020
Entity Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 09, 2020
Document Effective Date	Oct. 09, 2020
Prospectus Date	Feb. 28, 2020
Direxion Daily MSCI India Bull 3X Shares | Direxion Daily MSCI India Bull 3X Shares
Prospectus:
Trading Symbol	INDL
Direxion Daily Latin America Bull 3X Shares | Direxion Daily Latin America Bull 3X Shares
Prospectus:
Trading Symbol	LBJ
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares | Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares
Prospectus:
Trading Symbol	UBOT